Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets, net
Schedule of intangible assets, net

	December 31,	December 31,
	2020	2019

Software	$25,957	$24,314
Electric vehicle manufacturing license**	—	11,899,171
Land use rights*	307,241	287,800
Patents**	4,599,000	4,308,000
Subtotal	4,932,198	16,519,285
Less: Accumulated amortization	(4,268,165)	(3,560,268)
Intangible assets, net	$664,033	$12,959,017

*There is no private ownership of land in China. Land is usually owned by the local government and the government grants land use rights for specified terms. The Company acquired two land use rights from the local government in December 2002 and September 2008 for periods of 50 years. As of December 31, 2020 and 2019, land use rights with net book value of $201,755 (all from continuing operations) and $194,745 (all from continuing operations), respectively, were pledged as collateral for bank loans (Note 12).

** Electric vehicle manufacturing license and patents on specialty electric vehicles resulted from the acquisition of Shangchi Automobile (formerly known as Suzhou E-Motors). During the year 2020, due to the impact of COVID-19, Shangchi Automobile was unable to maintain normal operations and all sales and marketing events were disrupted due to travel restrictions and other government regulations. While the spread of COVID-19 has gradually been under control in China, it could adversely affect the Company ’s business for the future. Shangchi Automobile has no immediate business plan to start manufacturing the electric vehicles. Management determined that the electric vehicle production license should be impaired. The Company recorded an impairment of $11,998,606 for the year ended December 31, 2020. For the year ended December 31, 2019, the Company recorded an impairment of $1,103,332 because the carrying amount was not recoverable and it exceeded its fair value based on the management's assessment. For the years ended December 31, 2018, the Company did not record any impairment for the electric vehicle manufacturing license.